GRAUBARD MILLER

THE CHRYSLER BUILDING

405 LEXINGTON AVENUE

NEW YORK, NEW YORK 10174

FACSIMILE: (212) 818-8881	DIRECT DIAL: (212) 818-8638

November 29, 2005

VIA EDGAR AND FEDERAL EXPRESS

Mr. John Reynolds

Assistant Director

Office of Emerging Growth Companies

Mail Stop 3561

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Endeavor Acquisition Corp.

Amendment No. 1 to Registration Statement on Form S-1

Filed October 26, 2005

File No. 333-128440

Dear Mr. Reynolds:

On behalf of Endeavor Acquisition Corp. (the “Company”), we respond as follows to the Staff’s comment letter, dated November 4, 2005, relating to the above-captioned Registration Statement. Please be advised that in addition to responding to the Staff’s comments, the Company has decreased the number of Units being offered under the Registration Statement from 25,000,000 Units to 15,000,000 Units, and the underwriters’ over-allotment option has been correspondingly decreased from 3,750,000 Units to 2,250,000 Units. Further, all corresponding references to shares of common stock and the warrants comprising the Units have also been changed to reflect the decrease in the offering amount. Captions and page references herein correspond to those set forth in Amendment No. 2 to the Registration Statement, a copy of which has been marked with the changes from Amendment No. 1 to the Registration Statement. We are also delivering three (3) courtesy copies of such marked Amendment No. 2 to H. Yuna Peng. Please note that for the Staff’s convenience, we have recited each of the Staff’s comments and provided the Company’s response to each comment immediately thereafter. Additionally, we have, where appropriate, indicated in the markings of the courtesy hard copies of the marked Amendment No. 2 the specific locations in such amendment in which our responses to the Staff’s comments are reflected.

Use of Proceeds, page 18

1.	We reissue prior comment 11 in our letter dated October 20, 2005. Please clarify, in footnote 1, the amount of offering expenses already paid from the funds received from Mr. Ledecky and Mr. Watson and the total amount to be reimbursed to each of them from proceeds not placed in trust.

We have revised footnote 1 of the “Use of Proceeds” table to indicate that $185,013 of the offering expenses have already been paid from the $225,000 received by the Company from Messrs. Ledecky and Watson. We have further clarified the disclosure in the third full paragraph on page 20 of the prospectus to indicate that each of Messrs. Ledecky and Watson has advanced the Company

Mr. John Reynolds

November 29, 2005

$112,500. As currently indicated in the prospectus, such funds will be repaid by the Company to Messrs. Ledecky and Watson out of the proceeds of the offering not being placed in trust.

Management, page 35

2.	We partially reissue prior comment 20 in our letter dated October 20, 2005. Please disclose whether the blank check companies that your officers are involved in are registered under the federal securities acts.

We have revised the disclosure under the caption titled “Management – Prior Involvement of Principals in Blank Check Companies” to indicate that each of the initial public offerings of Consolidation Capital Corporation (SEC File No. 333-36193) and Shine Media Acquisition Corp. (SEC File No. 333-127093) was registered on Form S-1 under the Securities Act of 1933.

Principal Stockholders, page 41

3.	We note your response to our prior comment 22 in our letter dated October 20, 2005. Please represent that no “warrant bids or purchases” pursuant to the warrant purchase agreement will occur until 60 calendar days following the end of the restricted period for the unit distribution. See In re Key Hospitality Acquisition Corporation No-Action Letter.

We hereby represent on behalf of the underwriters in the Company’s offering that no warrant bids or purchases pursuant to the warrant purchase agreements will occur until at least 60 calendar days have passed since the end of the restricted period for the unit distribution. We have clarified the disclosure under the caption titled “Principal Stockholders” to reflect the foregoing.

Certain Transactions, page 43

4.	We note your response to our prior comment 23 in our letter dated October 20, 2005 in that the act of incorporation under Delaware law is purely ministerial and may be accomplished by any natural person. Jeff Gallant and/or Graubard Miller are also the counsel for the registrant and in light of the fact that there have been numerous registration statements filed by Graubard Miller that are structured very similarly, if not almost identically, it appears to the staff that Graubard Miller takes an active role in structuring the transactions and organizing the company. Please provide details on how the deal was put together and disclose the information required by Item 404(d) of Regulation S-B regarding Graubard Miller as promoters.

Supplementally, we hereby advise the Staff that Jonathan Ledecky met with representatives of Ladenburg Thalmann & Co. Inc. (“Ladenburg”), the representative of the underwriters in the offering, through common business acquaintances. Neither Mr. Gallant nor Graubard Miller introduced Mr. Ledecky to Ladenburg. In connection with the proposed initial public offering by the Company, Ladenburg recommended to Mr. Ledecky that the Company engage Graubard Miller as its counsel based on Graubard Miller’s familiarity with these types of transactions. In its role as counsel for the Company, Graubard Miller, through Mr. Gallant, filed a certificate of incorporation for the Company with the Secretary of State of the State of Delaware incorporating the Company. The incorporation of a start-up company by its counsel is commonplace as such act is purely ministerial in nature and counsel typically

Mr. John Reynolds

November 29, 2005

has easier access to the necessary filing agents to carry out such incorporation than the company. Once the certificate of incorporation was filed and thereafter accepted by the State of Delaware, Mr. Ledecky began selecting a board and management team for the Company. Neither Mr. Gallant nor Graubard Miller took any part in the selection by Mr. Ledecky of the Company’s board and management team, nor was either asked by Mr. Ledecky to provide any advice with respect to such selection. Once the board and management of the Company had been determined, the Company issued its initial shares of common stock to such individuals – as a company would customarily do in connection with its formation and organization. Neither Mr. Gallant nor Graubard Miller was issued nor received any of the Company’s common stock. The Company also arranged to have Mr. Ledecky and Mr. Watson loan it the funds necessary to operate its business until consummation of the Company’s offering. Neither Mr. Gallant nor Graubard Miller has advanced the Company any funds to operate its business during such time period. Accordingly, neither Mr. Gallant nor Graubard Miller has taken any actions in the founding or organization of the business or enterprise of the Company.

Furthermore, other than as limited to its roles as lawyers in connection with various public offerings, neither Mr. Gallant nor Graubard Miller has ever taken any initiative in founding or organizing a business or enterprise of a company as described under the definition of a “promoter” under Section 12b-2 of the Securities Exchange Act of 1934. While Graubard Miller has acted as counsel for a number of similarly structured companies, such role has always been limited to one of providing services as a law firm.

Based on the foregoing, we respectfully reiterate our view that neither Mr. Gallant nor Graubard Miller is a “promoter” that requires disclosure under Item 404(d) of Regulation S-B.

If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

Very truly yours,

/s/ Jeffrey M. Gallant

Jeffrey M. Gallant

cc:	Jonathan J. Ledecky

Eric J. Watson

Peter H. Blum

Stephen E. Older, Esq.